Other operating income and expenses - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating income and expenses
Total Other Operating Income	€ 1,274,000	€ 1,008,000	€ 544,000
Capitalization of R&D incentive	(99,000)	(83,000)
Includes a correction of the R&D		€ 93,000
Loss on the disposal	170,000
Gain on disposal of right-of-use assets	8,000
Gain (loss) on modification of leases	€ 119,000